Ordinary Shares (Details) - $ / shares	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Dec. 31, 2022
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.0001
Ordinary shares voting, description		Each Class A ordinary share is entitled to twenty-five votes; and each Class B ordinary share is entitled to one vote. Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share.	Each Class A ordinary share is convertible into one Class B ordinary share at any time at the option of holder of such Class A ordinary share.
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Earnout shares					3,635,001
Common stock shares issued		36,350,011	36,350,011	36,350,011
Common stock shares outstanding		36,350,011	36,350,011	36,350,011
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		400,000,000	400,000,000	400,000,000
Ordinary shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Exercise of warrants	1,000
Warrants exercise price (in Dollars per share)	$ 11.5
Common stock shares issued		255,849,682	255,849,682	255,849,682
Common stock shares outstanding		255,849,682	255,849,682	255,849,682
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001
Common stock shares issued				2,378,171